Basis of consolidation and presentation (Tables)	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Company's Main Operating Subsidiaries
The following are our subsidiaries as of the end of the years presented:

Name of the subsidiary (in alphabetical order)	Type	Country of incorporation	As of December 31, 2023	As of December 31, 2022
			% Owned
Badurey S.A.	Holding	Uruguay	100%	100%
BD Travelsolution, S. de R.L. de C.V. (1)	Operating	Mexico	—%	100%
Click Hoteles.com, LLC	Holding	United States	100%	100%
Decolar.com Ltda.	Operating	Brazil	100%	100%
Decolar.com, Inc.	Holding	United States	100%	100%
Despegar Colombia S.A.S.	Operating	Colombia	100%	100%
Despegar Ecuador S.A.	Operating	Ecuador	100%	100%
Despegar.com Chile SpA	Operating	Chile	100%	100%
Despegar.com México S.A. de C.V.	Operating	Mexico	100%	100%
Despegar.com Peru S.A.C.	Operating	Peru	100%	100%
Despegar.com USA, Inc.	Operating	United States	100%	100%
Despegar.com.ar S.A.	Operating	Argentina	100%	100%
DFinance Holding Ltda.	Holding	Brazil	100%	100%
Holidays S.A.	Operating	Uruguay	100%	100%
Jamiray International S.A.	Operating	Uruguay	100%	100%
Koin (BVI) Limited	Holding	British Virgin Islands	100%	100%
Xirex Contigo Sapi De CV Sofom ENR	Operating	Mexico	100%	100%
Ruselmy S.A.	Operating	Uruguay	100%	100%
Koin Administradora de Cartões e Meios de Pagamento S.A.	Operating	Brazil	100%	100%
Rivamor S.A.	Holding	Uruguay	100%	100%
Ruotej S.A.	Operating	Uruguay	100%	100%
Satylca S.C.A.	Holding	Uruguay	100%	100%
Servicios Online 3351 de Venezuela C.A.	Operating	Venezuela	100%	100%
South Net Chile, SpA (2)	Operating	Chile	100%	100%
South-Net Turismo S.A.U.	Operating	Argentina	100%	100%
Transporturist, S.A. de C.V.	Operating	Mexico	100%	100%
Travel Reservations S.R.L.	Operating	Uruguay	100%	100%
TVLX - Viagens e Turismo S.A. (3)	Operating	Brazil	—%	100%
Viajes Beda, S.A. de C.V.	Operating	Mexico	100%	100%
Viajes Despegar.com O.N.L.I.N.E. S.A. (4)	Operating	Costa Rica	—%	100%

(1)	Dissolved entity on January 17, 2023.
(2)	In process of dissolution.
(3)	Merged with Decolar.com Ltda. on January 1, 2023.
(4)	Dissolved entity on July 25, 2023.